Deferred Tax Assets on Net Operating Losses (Detail) In Millions, unless otherwise specified						12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 UNITED STATES Foreign Tax Authority USD ($)	Mar. 31, 2013 UNITED STATES Foreign Tax Authority INR	Mar. 31, 2013 UNITED STATES Foreign Tax Authority Minimum	Mar. 31, 2013 UNITED STATES Foreign Tax Authority Maximum	Mar. 31, 2013 CANADA Foreign Tax Authority USD ($)	Mar. 31, 2013 CANADA Foreign Tax Authority INR	Mar. 31, 2013 CANADA Foreign Tax Authority Minimum	Mar. 31, 2013 CANADA Foreign Tax Authority Maximum	Mar. 31, 2013 India Domestic Tax Authority USD ($)	Mar. 31, 2013 India Domestic Tax Authority INR	Mar. 31, 2013 India Domestic Tax Authority Minimum	Mar. 31, 2013 India Domestic Tax Authority Maximum	Mar. 31, 2013 Asia Pacific USD ($)	Mar. 31, 2013 Asia Pacific INR	Mar. 31, 2013 Asia Pacific Deferred Tax Asset	Mar. 31, 2013 Europe USD ($)	Mar. 31, 2013 Europe INR	Mar. 31, 2013 Europe Deferred Tax Asset	Mar. 31, 2013 SOUTH AFRICA USD ($)	Mar. 31, 2013 SOUTH AFRICA INR	Mar. 31, 2013 SOUTH AFRICA Deferred Tax Asset
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets on net operating losses	$ 301	16,404	16,271	$ 44	2,372			$ 22	1,209			$ 12	632			$ 4	227		$ 39	2,142		$ 180	9,822
Operating Loss Carryforwards, Expiration Year						2018	2032			2026	2033			2016	2020
Operating Loss Carryforwards, Expiration Year																		Unlimited			4 years and higher			Unlimited